Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk (Details 1)	Dec. 31, 2010 MMBtu
Exploration Production [Member] | Options [Member] | Risk Management [Member]
Derivative Instruments Designated as Hedging Instruments
Net notional quantity of derivative designated As hedging instrument	(100,375,000)
Exploration Production [Member] | Index [Member] | Risk Management [Member]
Derivative Instruments Not Designated as Hedging Instruments
Net notional quantity of price risk derivative instruments not designated as hedging instruments	16,586,059
Exploration Production [Member] | Basis [Member] | Other Risk Management [Member]
Derivative Instruments Not Designated as Hedging Instruments
Net notional quantity of price risk derivative instruments not designated as hedging instruments	(14,766,500)
Exploration Production [Member] | Basis [Member] | Risk Management [Member]
Derivative Instruments Designated as Hedging Instruments
Net notional quantity of derivative designated As hedging instrument	(200,100,000)
Derivative Instruments Not Designated as Hedging Instruments
Net notional quantity of price risk derivative instruments not designated as hedging instruments	(20,195,000)
Williams Partners [Member] | Central Hub Risk [Member] | Risk Management [Member]
Derivative Instruments Not Designated as Hedging Instruments
Net notional quantity of price risk derivative instruments not designated as hedging instruments	(3,990,000)
Exploration Production [Member] | Central Hub Risk [Member] | Other Risk Management [Member]
Derivative Instruments Not Designated as Hedging Instruments
Net notional quantity of price risk derivative instruments not designated as hedging instruments	150,400
Exploration Production [Member] | Central Hub Risk [Member] | Risk Management [Member]
Derivative Instruments Designated as Hedging Instruments
Net notional quantity of derivative designated As hedging instrument	(200,100,000)
Derivative Instruments Not Designated as Hedging Instruments
Net notional quantity of price risk derivative instruments not designated as hedging instruments	(9,077,499)